Expenses by nature - Summary of Expenses by nature (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Raw materials and supplies used	$ 5,518,145	$ 4,708,493	$ 3,575,283
Employee benefit expenses	6,757,888	6,010,227	6,075,773
Depreciation expenses	4,634,112	4,175,519	3,731,914
Others	5,053,088	4,686,218	4,590,720
Total operating costs and expenses	$ 21,963,233	$ 19,580,457	$ 17,973,690